DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Gain (Loss)	9 Months Ended
Sep. 30, 2016 USD ($)
Schedule of Derivative Warrant Liability Gain (Loss) [Abstract]
Fair Value of Warrants Issued	$ 9,354,000
Increase in fair value	6,032,000
Fair Value of Warrants Issued	$ 15,386,000